Off-Balance-Sheet Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Off Balance Sheet Financial Instruments [Abstract]
Letter of credit facility expiration period	1 year
Collateral amount	$ 188,000